THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
-AllianceBernstein Small-Mid Cap Value Portfolio
(the “Portfolio”)

Supplement dated July 21, 2014 of the Prospectus dated December 31, 2013 of the AllianceBernstein Pooling Portfolios offering shares of the Portfolio (the "Prospectus").

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Portfolio Managers

The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.

AllianceBernstein Small-Mid Cap Value Portfolio

Employee	Length of Service	Title
James W. MacGregor	Since 2005	Senior Vice President of the Adviser
Joseph G. Paul	Since 2005	Senior Vice President of the Adviser
Shri Singhvi	Since 2014	Senior Vice President of the Adviser

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The following replaces certain information under the heading "Management of the Portfolios – Portfolio Managers" in the Prospectus with respect to the Portfolio.

Portfolio and Responsible Group	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years

AllianceBernstein Small-Mid Cap Value Portfolio Small/Mid Cap Value Senior Investment Management Team	James W. MacGregor; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer – Small- and Mid-Cap Value Equities.

	Joseph G. Paul; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Chief Investment Officer – U.S. Value Equities.
	Shri Singhvi; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2009. He is also Director of Research – Small- and Mid-Cap Value Equities.

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This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.
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